Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts receivable	¥ 739,252	$ 107,520	¥ 693,387
Allowance for doubtful accounts	(83,991)	(12,216)	(72,115)
Accounts receivable, net	¥ 655,261	$ 95,304	¥ 621,272